Equity-accounted investees - YouDo - Additional information (Details) - RUB (₽) ₽ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Disclosure of associates [line items]
Non-current assets	₽ 15,452,084	₽ 15,452,084	₽ 14,314,412	[1]
Current assets	7,330,188	7,330,188	3,810,499	[1]
Non-current liabilities	(8,386,951)	(8,386,951)	(8,975,683)	[1]
Current liabilities	(8,431,977)	(8,431,977)	(5,640,486)	[1]
Carrying value	414,621	414,621	129,666	[1]
Revenue		15,968,033	8,282,107		₽ 7,788,741
Profit (Loss) before income tax		6,867,605	2,571,597		2,225,448
Income tax (expense)/benefit		1,374,834	685,772		644,422
Profit (loss)		5,492,771	1,885,825		1,581,026
Total comprehensive loss		₽ 5,490,949	₽ 1,900,934		₽ 1,539,208
YouDo
Disclosure of associates [line items]
Percentage ownership interest		9.91%
Net assets	79,888	₽ 79,888
Group's share of net assets	85,695	85,695
Goodwill	280,686	280,686
Cash consideration transferred		366,381
Total net assets	79,888	79,888
Carrying value	360,574	360,574
Group's share of total comprehensive loss	(5,807)
YouDo
Disclosure of associates [line items]
Net assets	806,145	806,145
Non-current assets	610,622	610,622
Current assets	324,752	324,752
Non-current liabilities	(53,768)	(53,768)
Current liabilities	(75,461)	(75,461)
Total net assets	806,145	806,145
Revenue	86,539
Profit (Loss) before income tax	(58,592)
Profit (loss)	(58,592)
Total comprehensive loss	(58,592)
Capital commitments	0	0
Contingent liabilities	₽ 0	₽ 0

[1]	Certain amounts shown here do not correspond to the consolidated financial statements for the year ended December 31, 2020 and reflect adjustments made, refer to Note 8 (b).